As filed with the Securities and Exchange Commission on July 25, 2022

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☑ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☐ Pre-Effective Amendment No.__
☑ Post-Effective Amendment No. 41
AND/OR
☑ REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑ Amendment No. 42

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

54 W 40th Street

New York NY 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-741-2438

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

☑	Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On August 24, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to further delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed with effect on April 25, 2022, accession number 0001829126-22-008639 (Amendment No. 38). Amendment No. 38 to the Trust’s Registration Statement relates to the Simplify Bitcoin Strategy Risk-Managed Income ETF. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 38 under the Securities Act of 1933, as amended and Amendment No. 39 under the Investment Company Act of 1940, as amended, filed with effect on April 25, 2022, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Columbus, and State of Ohio, on the 25th day of July 2022.

Simplify Exchange Traded Funds

By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser*
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, Treasurer and Principal Executive and Financial Officer

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney

/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Attorney-in-Fact
Date:	July 25, 2022